Annual Total Returns	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
American Beacon NIS Core Plus Bond Fund - Classes A, C, Y and R6 | American Beacon NIS Core Plus Bond Fund | Y Class
Prospectus [Line Items]
Annual Return [Percent]	7.33%	2.90%	6.57%	(12.76%)	(0.02%)
American Beacon Developing World Income Fund - Classes A, C, Y, R5 and Investor | American Beacon Developing World Income Fund | Investor Class
Prospectus [Line Items]
Annual Return [Percent]	18.76%	15.58%	12.82%	(11.50%)	6.63%	2.25%	13.10%	(3.51%)	14.88%	10.39%